Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Operating Leased Assets [Line Items]
Operating leases rent expense	$ 47.2	$ 48.1	$ 39.9
Indemnification term for former officers and directors	6 years
Facilities
Operating Leased Assets [Line Items]
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals	$ 53.4
Facilities | Minimum
Operating Leased Assets [Line Items]
Annual sublease income	4.7
Facilities | Maximum
Operating Leased Assets [Line Items]
Annual sublease income	$ 6.0